Summary of Significant Accounting Policies - Estimated Useful Lives of Intangible Assets (Details)	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2019
Computer software
Finite-Lived Intangible Assets [Line Items]
Useful Life	10 years	7 years
Minimum | Customer-related
Finite-Lived Intangible Assets [Line Items]
Useful Life			5 years
Minimum | Trademarks
Finite-Lived Intangible Assets [Line Items]
Useful Life			10 years
Minimum | Formulas/recipes
Finite-Lived Intangible Assets [Line Items]
Useful Life			5 years
Minimum | Computer software
Finite-Lived Intangible Assets [Line Items]
Useful Life			3 years
Maximum | Customer-related
Finite-Lived Intangible Assets [Line Items]
Useful Life			20 years
Maximum | Trademarks
Finite-Lived Intangible Assets [Line Items]
Useful Life			20 years
Maximum | Formulas/recipes
Finite-Lived Intangible Assets [Line Items]
Useful Life			7 years
Maximum | Computer software
Finite-Lived Intangible Assets [Line Items]
Useful Life			10 years